Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.8%
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž (cost $4,841,964)	$4,834,000		$4,778,373
Bank Loans and Mezzanine Loans – 6.5%
Capital Goods – 0.7%
White Cap Supply Holdings LLC, CME Term SOFR 1 Month + 3.5000%, 7.1677%, 2/10/33ƒ,‡	4,943,519		4,692,240
Communications – 0.3%
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 7.6677%, 10/6/32‡	2,004,625		2,003,382
Consumer Cyclical – 3.1%
Ensemble RCM LLC, CME Term SOFR 3 Month + 3.0000%, 6.6599%, 2/9/33‡	1,961,702		1,936,769
Garda World Security Corp, CME Term SOFR 3 Month + 2.7500%, 6.4219%, 2/1/29‡	4,352,050		4,319,410
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 7.6677%, 5/21/32‡	2,663,948		2,651,960
Inspired Education US Holdings Inc, CME Term SOFR 3 Month + 2.7500%, 6.4182%, 2/28/31‡	2,430,769		2,423,185
Men's Wearhouse LLC/The, CME Term SOFR 3 Month + 5.7500%, 9.4213%, 1/28/31‡	777,344		776,131
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 6.6677%, 6/25/31‡	2,238,977		2,233,379
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 12.6648%, 6/25/31‡	5,050,000		4,923,750
			19,264,584
Consumer Non-Cyclical – 0.8%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 3 Month + 4.2500%, 7.9168%, 3/30/29‡	2,520,199		2,371,079
Hopper Merger Sub Inc, EURIBOR 3 Month + 2.7500%, 4.7840%, 1/14/33ƒ,‡	2,120,000	EUR	2,421,996
			4,793,075
Electric – 0.8%
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.1996%, 2/19/32ƒ,‡	5,356,470		5,289,514
Materials – 0.8%
Proampac PG Borrower LLC, CME Term SOFR 1 Month + 4.0000%, 7.7822%, 3/7/33ƒ,‡	4,953,437		4,771,399
Total Bank Loans and Mezzanine Loans (cost $41,262,309)			40,814,194
Corporate Bonds – 86.4%
Basic Industry – 9.1%
Capstone Copper Corp, 6.7500%, 3/31/33ž	6,763,000		6,718,459
Compass Minerals International Inc, 8.0000%, 7/1/30ž	6,818,000		7,055,376
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	9,172,000		9,560,462
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	2,817,000		2,867,810
Maxam Prill Sarl, 7.7500%, 7/15/30ž	6,468,000		6,573,836
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,668,000		2,605,843
SCIH Salt Holdings Inc, 6.6250%, 5/1/29ž	6,484,000		6,451,580
Taseko Mines Ltd, 8.2500%, 5/1/30ž	6,022,000		6,278,296
Verde Purchaser LLC, 10.5000%, 11/30/30ž	9,276,000		9,640,064
			57,751,726
Biotechnology – 1.1%
Bridgebio Pharma Inc, 0.7500%, 2/1/33ž	4,207,000		4,167,875
Cogent Biosciences Inc, 1.6250%, 11/15/31	827,000		1,012,248
Travere Therapeutics Inc, 2.2500%, 3/1/29	1,190,000		1,500,352
			6,680,475
Brokerage – 4.1%
Artec Group Inc, 10.0000%, 8/15/30ž	2,697,000		2,864,658
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	10,324,000		10,209,287
Osaic Holdings Inc, 6.7500%, 8/1/32ž	2,149,000		2,149,269
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	4,069,000		4,112,241
StoneX Group Inc, 7.8750%, 3/1/31ž	6,402,000		6,649,290
			25,984,745
Capital Goods – 4.0%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	4,755,000		4,354,160
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž	2,171,000		2,035,916
Park River Holdings Inc, 8.0000%, 3/15/31ž	3,129,000		3,114,551
Standard Building Solutions Inc, 5.8750%, 3/15/34ž	5,493,000		5,296,291
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30ž	2,847,000		2,902,013

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
United Rentals (North America) Inc, 5.3750%, 11/15/33ž	$3,758,000	$3,654,203
Wilsonart LLC, 11.0000%, 8/15/32ž,#	5,788,000	4,195,616
		25,552,750
Communications – 4.4%
AMC Networks Inc, 10.5000%, 7/15/32ž	5,001,000	4,935,607
Level 3 Financing Inc, 3.7500%, 7/15/29ž	2,399,000	2,225,073
Level 3 Financing Inc, 3.8750%, 11/15/29ž	2,100,000	1,898,385
Level 3 Financing Inc, 7.0000%, 3/31/34ž	5,394,775	5,522,016
Level 3 Financing Inc, 8.5000%, 1/15/36ž	3,864,000	4,031,743
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	3,079,000	2,824,982
Midcontinent Communications, 8.0000%, 8/15/32ž,#	1,356,000	1,262,910
Univision Communications Inc, 8.5000%, 7/31/31ž	1,271,000	1,277,202
Univision Communications Inc, 9.3750%, 8/1/32ž	3,571,000	3,680,327
		27,658,245
Consumer Cyclical – 25.1%
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	4,826,000	4,712,215
Bath & Body Works Inc, 6.9500%, 3/1/33	4,359,000	4,206,166
Bath & Body Works Inc, 7.6000%, 7/15/37	546,000	531,517
Beazer Homes USA Inc, 7.5000%, 3/15/31ž,#	4,692,000	4,609,147
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	10,323,000	9,497,251
Carvana Co, 5.8750%, 10/1/28ž	95,000	91,200
Carvana Co, 4.8750%, 9/1/29ž	3,951,000	3,595,410
Carvana Co, 10.2500%, 5/1/30ž	961,000	1,028,270
Carvana Co, 9.0000%, 6/1/30ž	4,516,088	4,697,874
Carvana Co, 9.0000%, 6/1/31ž,‡,Ç	849,226	918,271
Century Communities Inc, 6.6250%, 9/15/33ž	2,492,000	2,441,277
Crocs Inc, 4.1250%, 8/15/31ž	3,476,000	3,127,820
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	2,514,000	2,440,194
Garda World Security Corp, 8.3750%, 11/15/32ž	4,570,000	4,573,103
Garda World Security Corp, 8.2500%, 8/1/32ž	2,920,000	2,889,439
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,096,000	2,793,691
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	1,090,000	1,104,791
Kohl's Corp, 10.0000%, 6/1/30ž	3,204,000	3,387,980
LGI Homes Inc, 4.0000%, 7/15/29ž,#	6,822,000	6,076,236
LGI Homes Inc, 7.0000%, 11/15/32ž	2,550,000	2,364,430
Michaels Cos Inc/The, 8.5000%, 3/15/33ž	3,251,000	3,164,829
Millrose Properties Inc, 6.3750%, 8/1/30ž	4,582,000	4,580,575
Millrose Properties Inc, 6.2500%, 9/15/32ž	1,605,000	1,575,481
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	9,006,000	9,219,712
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 11.8750%, 4/15/31ž	2,399,000	2,499,199
NCL Corporation Ltd, 6.7500%, 2/1/32ž	3,179,000	3,154,880
NCL Corporation Ltd, 6.2500%, 9/15/33ž	2,010,000	1,950,380
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	4,041,000	4,319,186
New Home Company Inc/The, 9.2500%, 10/1/29ž	3,223,000	3,255,704
New Home Company Inc/The, 8.5000%, 11/1/30ž	5,743,000	5,615,628
Penn Entertainment Inc, 6.7500%, 4/1/31ž	8,034,000	7,802,774
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.5780%, 5.1250%ž,‡,μ	1,384,000	1,380,679
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	4,308,000	4,297,127
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž,#	5,171,000	4,978,717
Six Flags Entertainment Corp / Canada's Wonderland Co / Millennium Operations LLC, 8.6250%, 1/15/32ž	4,218,000	4,224,805
Station Casinos LLC, 4.6250%, 12/1/31ž,#	6,557,000	6,122,205
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	6,422,000	6,665,124
Voyager Parent LLC, 9.2500%, 7/1/32ž	6,144,000	6,378,787
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	4,607,000	4,461,093
Wyndham Hotels & Resorts Inc, 5.6250%, 3/1/33ž	1,357,000	1,335,257
Wynn Macau Ltd, 6.7500%, 2/15/34ž	6,396,000	6,242,007
		158,310,431
Consumer Non-Cyclical – 3.7%
BioMarin Pharmaceutical Inc, 5.5000%, 2/15/34ž	2,464,000	2,425,947
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,292,000	7,776,291

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
LifePoint Health Inc, 5.3750%, 1/15/29ž	$3,112,000	$3,001,067
LifePoint Health Inc, 10.0000%, 6/1/32ž	9,748,000	9,954,953
		23,158,258
Electric – 3.0%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	2,501,000	2,432,427
Alpha Generation LLC, 6.2500%, 1/15/34ž	5,787,000	5,684,822
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	3,684,000	3,864,932
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	1,194,000	1,180,697
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	1,908,000	1,921,224
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	4,362,000	4,177,833
		19,261,935
Energy – 13.3%
Breakwater Energy Holdings Sarl, 9.2500%, 11/15/30ž	1,823,000	1,914,485
Granite Ridge Resources Inc, 8.8750%, 11/5/29ž	3,633,000	3,478,598
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	9,874,000	9,911,541
ITT Holdings LLC, 6.5000%, 8/1/29ž	7,868,000	7,650,357
Kodiak Gas Services LLC, 5.8750%, 4/1/31ž	3,738,000	3,756,512
Matador Resources Co, 6.0000%, 4/15/34ž	2,906,000	2,887,626
SM Energy Co, 7.0000%, 8/1/32ž	4,664,000	4,762,382
Sunoco LP, 5.6250%, 3/15/31ž	3,124,000	3,109,671
Sunoco LP, 5.6250%, 7/15/34ž	9,623,000	9,475,824
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	14,275,000	14,575,146
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	16,214,000	16,295,184
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	4,376,000	4,362,237
WBI Operating LLC, 6.2500%, 10/15/30ž	1,856,000	1,867,062
		84,046,625
Finance Companies – 3.1%
Bread Financial Holdings Inc, 6.7500%, 5/15/31ž	4,704,000	4,667,530
OneMain Finance Corp, 4.0000%, 9/15/30	1,716,000	1,549,691
OneMain Finance Corp, 6.5000%, 3/15/33	6,386,000	6,104,543
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	1,692,000	1,618,799
PennyMac Financial Services Inc, 6.7500%, 2/15/34ž	5,750,000	5,381,071
		19,321,634
Financial Institutions – 1.4%
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	1,709,000	1,508,483
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	5,980,000	4,978,350
Burford Capital Global Finance LLC, 8.5000%, 1/15/34ž	2,911,000	2,499,734
		8,986,567
Government Sponsored – 0.2%
Uzbek Industrial and Construction Bank, US Treasury Yield Curve Rate 5 Year + 5.7920%, 9.4500%ž,‡,μ	1,287,000	1,290,106
Insurance – 1.0%
Asurion LLC / Asurion Co-Issuer Inc, 8.3750%, 2/1/34ž	6,474,000	6,285,363
Pharmaceuticals – 0.5%
Zoetis Inc, 0.2500%, 6/15/29ž	3,485,000	3,458,863
Real Estate Investment Trusts (REITs) – 1.5%
EF Holdco / EF Cayman Holdco / Ellington Finance REIT Cayman, 7.3750%, 9/30/30ž	3,029,000	2,916,858
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,147,000	5,056,570
Rithm Capital Corp, 8.0000%, 7/15/30ž	1,722,000	1,662,041
		9,635,469
Technology – 7.9%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	5,504,000	5,463,926
APLD ComputeCo LLC, 9.2500%, 12/15/30ž	3,159,000	3,254,787
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	5,685,000	5,786,176
Ciena Corp, 4.0000%, 1/31/30ž	5,004,000	4,759,150
Cipher Compute LLC, 7.1250%, 11/15/30ž	4,250,000	4,403,123
Cloud Software Group Inc, 9.0000%, 9/30/29ž	4,267,000	4,116,262
CoreWeave Inc, 9.2500%, 6/1/30ž	4,226,000	4,106,233
Flash Compute LLC, 7.2500%, 12/31/30ž	1,854,000	1,866,591
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	13,023,000	13,385,363
Seagate Data Storage Technology Pte Ltd, 3.1250%, 7/15/29ž	3,404,000	3,042,768
		50,184,379
Transportation – 3.0%
LATAM Airlines Group SA, 7.8750%, 4/15/30ž,#	7,650,000	7,726,500

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Transportation – (continued)
Rand Parent LLC, 8.5000%, 2/15/30ž	$6,550,000	$6,723,739
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	4,174,000	4,286,760
		18,736,999
Total Corporate Bonds (cost $549,398,658)		546,304,570
Foreign Government Bonds – 0.3%
Republic of Cote d'Ivoire Government Bond, 8.0750%, 4/1/36ž (cost $1,747,570)	1,789,000	1,814,865
Common Stocks – 3.4%
Advertising – 0.4%
Authentic Brands Group Inc - Class A*,¢	14,628	2,277,528
Biotechnology – 0.7%
BioMarin Pharmaceutical Inc*	78,893	4,456,666
Diversified Financial Services – 0.2%
PennyMac Financial Services Inc	11,428	998,807
Electrical Equipment – 0.3%
Forgent Power Solutions Inc*	71,154	2,082,678
Hotels, Restaurants & Leisure – 0.2%
Caesars Entertainment Inc*	59,593	1,575,043
Information Technology Services – 0.1%
Applied Digital Corp*	27,662	656,696
Metals & Mining – 0.3%
Hudbay Minerals Inc	86,279	1,803,231
Oil, Gas & Consumable Fuels – 0.5%
Sunococorp LLC	46,444	2,863,273
Semiconductor & Semiconductor Equipment – 0.4%
Broadcom Inc	6,430	1,990,149
Entegris Inc	6,180	724,543
		2,714,692
Software – 0.3%
Cipher Mining Inc*	149,006	1,917,707
Total Common Stocks (cost $22,651,540)		21,346,321
Convertible Preferred Stocks – 1.0%
Software – 1.0%
Oracle Corp, 6.5000%, 1/15/29 (cost $7,250,000)	145,000	6,526,450
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $9,741,039)	9,741,039	9,741,039
Investments Purchased with Cash Collateral from Securities Lending – 2.3%
Investment Companies – 1.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	11,832,744	11,832,744
Time Deposits – 0.4%
Royal Bank of Canada, 3.6500%, 4/1/26	$2,958,186	2,958,186
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,790,930)		14,790,930
Total Investments (total cost $651,684,010) – 102.2%		646,116,742
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(14,184,133)
Net Assets – 100%		$631,932,609

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$560,027,078	86.7%
Canada	33,333,551	5.1
Japan	14,766,042	2.3
Zambia	12,428,272	1.9
Luxembourg	8,488,321	1.3
Chile	7,726,500	1.2
Macao	6,242,007	1.0
Cote D'Ivoire	1,814,865	0.3
Uzbekistan	1,290,106	0.2
Total	$646,116,742	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$33,964,455	$330,979,713	$(355,201,786)	$(1,343)	$-	$9,741,039	9,741,039	$803,330
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	16,583,658	140,606,246	(145,357,160)	-	-	11,832,744	11,832,744	179,824 ∆
Total Affiliated Investments - 3.4%
	$50,548,113	$471,585,959	$(500,558,946)	$(1,343)	$-	$21,573,783	21,573,783	$983,154

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Euro	5/22/26	2,007,993	$(2,318,803)	$7,425
Euro	5/22/26	(540,615)	639,935	13,640
Euro	5/22/26	1,681	(1,964)	(17)
Total				$21,048

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	90	6/30/26	$9,994,219	$(163,114)
2 Year US Treasury Note	524	7/6/26	108,701,343	(656,687)
US Treasury Long Bond	53	6/30/26	6,035,375	(174,781)
Total - Futures Long				(994,582)
Futures Short:
5 Year US Treasury Note	390	7/6/26	(42,190,078)	524,062
Ultra 10-Year Treasury Note	113	6/30/26	(12,827,266)	154,570
Ultra Long Term US Treasury Bond	9	6/30/26	(1,049,063)	36,688
Total - Futures Short				715,320
Total				$(279,262)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$13,025,100
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	3,356,213
Average amounts sold - in USD	5,612,410
Futures contracts:
Average notional amount of contracts - long	79,925,312
Average notional amount of contracts - short	61,489,662

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$535,560,864, which represents 84.7% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $2,277,528, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,778,373	$-
Bank Loans and Mezzanine Loans	-	40,814,194	-
Corporate Bonds	-	546,304,570	-
Foreign Government Bonds	-	1,814,865	-
Common Stocks
Advertising	-	-	2,277,528
All Other	19,068,793	-	-
Convertible Preferred Stocks	6,526,450	-	-
Investment Companies	-	9,741,039	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,790,930	-
Total Investments in Securities	$25,595,243	$618,243,971	$2,277,528
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	21,065	-
Futures Contracts	715,320	-	-
Total Assets	$26,310,563	$618,265,036	$2,277,528
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$17	$-
Futures Contracts	994,582	-	-
Total Liabilities	$994,582	$17	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of March 31, 2026.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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